Cover	Jun. 01, 2020
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Transphorm, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1858829
Entity Address, Address Line One	75 Castilian Drive
Entity Address, City or Town	Goleta
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	456-1300
Entity Central Index Key	0001715768
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Address, State or Province	CA
Entity Ex Transition Period	false